Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Evaluates Segmental Performance	Inter-segment sales are priced along the same lines as sales to external customers.
	2025
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	29,104	2,454	31,559	-	31,559
Inter-segment revenues	9,868	-	9,868	-9,868	-
Total revenue	38,973	2,454	41,427	-9,868	31,559

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-35,717	-5,540	-41,257	-4,848	-46,106
Depreciation and amortization	-10,371	-217	-10,588	-	-10,588
Operating result (EBIT)	-46,088	-5,757	-51,846	-4,848	-56,694
Financial income	69,646	128	69,773	-8,985	60,788
Financial costs	-54,656	-18,637	-73,293	13,751	-59,542
Financial result	14,990	-18,509	-3,520	4,766	1,246
Profit before tax	-31,099	-24,267	-55,365	-82	-55,447
Income tax expenses	599	-2	597	-340	257
Profit for the year	-30,499	-24,269	-54,768	-422	-55,190
	2024
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	104,390	5,623	110,013	-	110,013
Inter-segment revenues	3,026	-	3,026	-3,026	-
Total revenue	107,416	5,623	113,039	-3,026	110,013

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-183	-2,520	-2,703	793	-1,910
Depreciation and amortization	-6,555	-144	-6,699	-	-6,699
Operating result (EBIT)	-6,737	-2,664	-9,402	793	-8,609
Financial income	-294	318	24	-	24
Financial expenses	-74,894	-13,989	-88,883	-	-88,883
Financial result	-75,188	-13,670	-88,858	-	-88,858
Profit before tax	-81,926	-16,334	-98,260	793	-97,467
Income tax expenses	-322	-3	-324	-167	-491
Profit for the year	-82,247	-16,337	-98,584	626	-97,958

	2023
kEUR	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax expenses	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

Schedule of Total Non-Current Assets of Both Reportable Segments

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	64,414	71,312	50,206
North America	868	469	54
Eliminations	-41,593	-41,593	-15,360
Total non-current assets	23,689	30,188	34,900

Schedule of Total Current Assets

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	130,346	108,877	80,218
North America	9,613	33,870	12,632
Eliminations	-73,398	-27,705	-3,342
Total current assets	66,560	115,042	89,509

Schedule of Total Liabilities

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Europe	98,044	182,960	77,047
North America	23,440	10,697	14,978
Eliminations	-20,413	-5,618	-1,536
Total liabilities	101,071	188,039	90,489

Schedule of Total Revenues

Total revenues of both reportable segments can be broken down as follows:

kEUR	2025	2024	2023
Europe	38,973	107,416	103,565
North America	2,454	5,623	4,971
Eliminations	-9,868	-3,026	-1,152
Total revenues	31,559	110,013	107,384